Derivative Liability - Schedule of Activities of Warrants (Detail) - Placement Agent Warrants - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Outstanding and exercisable, beginning balance, shares	10,390
Warrants exercised, shares	0
Outstanding and exercisable, ending balance, shares	10,390	10,390
Weighted average exercise price
Outstanding and exercisable, beginning balance (usd per share)	$ 40.00
Warrants exercised (usd per share)	0.00
Outstanding and exercisable, ending balance (usd per share)	$ 16.22	$ 40.00
Weighted average remaining life
Outstanding and exercisable	3 years 3 months 18 days	4 years 3 months 18 days